Segment reporting - Noncurrent assets (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of geographical areas [line items]
Non current Assets exclude deferred tax assets	$ 280,841	$ 275,111	$ 207,368
Netherlands
Disclosure of geographical areas [line items]
Non current Assets exclude deferred tax assets			1
Belgium
Disclosure of geographical areas [line items]
Non current Assets exclude deferred tax assets	275,620	268,733	200,125
United States
Disclosure of geographical areas [line items]
Non current Assets exclude deferred tax assets	2,325	3,138	4,751
Japan
Disclosure of geographical areas [line items]
Non current Assets exclude deferred tax assets	2,763	3,232	$ 2,491
Switzerland
Disclosure of geographical areas [line items]
Non current Assets exclude deferred tax assets		$ 8
Germany
Disclosure of geographical areas [line items]
Non current Assets exclude deferred tax assets	130
France
Disclosure of geographical areas [line items]
Non current Assets exclude deferred tax assets	$ 4